Leases - Undiscounted finance lease payments receivable (Details) £ in Thousands	Sep. 30, 2024 GBP (£)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Unearned finance income	£ (501)
Net finance lease receivable	1,793
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, gross	79
One to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, gross	1,309
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, gross	£ 906